General	12 Months Ended
Dec. 31, 2014
General [Abstract]
GENERAL

NOTE 1:-      GENERAL

a.	B.O.S. Better Online Solutions Ltd. ("BOS" or "the Company") is an Israeli corporation.

The Company's shares are listed on NASDAQ under the ticker BOSC.

b.	The Company has two operating segments: the RFID and Mobile Solutions segment, and the Supply Chain Solutions segment (see Note 15).

The Company's wholly-owned subsidiaries include:

(1)	BOS-Dimex Ltd. (previously "Dimex Solutions Ltd."; "BOS-Dimex Ltd."), an Israeli company that provides comprehensive turn-key solutions for Automatic Identification and Data Collection. BOS-Dimex comprises the RFID and Mobile Solutions segment.

(2)	BOS-Odem Ltd. ("BOS-Odem"), an Israeli company, is a distributor of electronic components and advanced technologies worldwide. BOS-Odem is a part of the Supply Chain Solutions segments; and

(3)	Ruby-Tech Inc., a New York corporation, a wholly-owned subsidiary of BOS-Odem and a part of the Supply Chain Solutions segments.

c.	The Company's operations are partially financed through revolving short-term loans in which maturity is automatically extended on a monthly basis at the bank’s discretion. The Company also has adequate alternative financing sources to finance its operations in the foreseeable future, if and when maturity will not be extended.